Taxation - Sales tax (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales tax
Value added tax rate, services provided (as a percent)			6.00%
Value added tax rate, sales of general goods (as a percent)	16.00%	13.00%	13.00%	13.00%	13.00%	13.00%